Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($) [2]
CURRENT ASSETS:
Cash and cash equivalents	$ 2,187	$ 43,497	$ 20,491
Trade receivables, net	579	11,523	15,476
Inventories	489	9,727	10,538
Recoverable taxes	275	5,471	7,567
Other current financial assets	24	478	1,076
Other current assets	88	1,744	1,648
Total current assets	3,642	72,440	56,796
Non-current assets:
Investments in other entities	383	7,623	9,751
Right-of-use assets	64	1,278	1,382
Property, plant and equipment, net	2,989	59,460	61,187
Intangible assets, net	5,227	103,971	112,050
Deferred tax assets	560	11,143	10,432
Other non-current financial assets	136	2,699	204
Other non-current assets	224	4,452	6,037
Total non-current assets	9,583	190,626	201,043
TOTAL ASSETS	13,225	263,066	257,839
CURRENT LIABILITIES
Bank loans and notes payable	83	1,645	882
Current portion of non-current debt	170	3,372	10,603
Current portion of lease liabilities	28	560	483
Interest payable	36	712	439
Suppliers	864	17,195	19,832
Accrued liabilities	503	10,013	10,331
Taxes payable	372	7,400	7,156
Other current financial liabilities	98	1,948	1,284
Total current liabilities	2,154	42,845	51,010
NON-CURRENT LIABILITIES
Bank loans and notes payable	4,145	82,461	58,492
Post-employment and other non-current employee benefits	193	3,838	3,293
Non-current portion of lease liabilities	38	746	900
Deferred tax liabilities	124	2,474	3,771
Other non-current financial liabilities	47	934	1,897
Provisions and other non-current liabilities	368	7,311	8,791
Total non-current liabilities	4,915	97,764	77,144
TOTAL LIABILITIES	7,069	140,609	128,154
EQUITY
Common stock	104	2,060	2,060
Additional paid-in capital	2,290	45,560	45,560
Retained earnings	3,815	75,917	75,820
Other equity instruments	(87)	(1,740)	(1,740)
Accumulated other comprehensive income	(247)	(4,923)	1,234
Equity attributable to equity holders of the parent	5,875	116,874	122,934
Non-controlling interest in consolidated subsidiaries	281	5,583	6,751
TOTAL EQUITY	6,156	122,457	129,685
TOTAL LIABILITIES AND EQUITY	$ 13,225	$ 263,066	$ 257,839

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18